Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Aug. 31, 2021 JPY (¥) item	Oct. 31, 2021 item	Dec. 31, 2022 item subsidiary segment	Dec. 31, 2021 item	Dec. 31, 2020 item
Product Information
Number of subsidiaries | subsidiary				6
Number of lines of business | segment				3
Number of salons				312	312	290
Number of VIE where the Company is the primary beneficiary				0	0
ZACC
Product Information
Percentage of ownership interest	40.00%	100.00%	60.00%
Number of salons operated		3	3
Period of customers recognized by high level of techniques and hospitality		30 years	30 years
Fair value of the consideration transferred | ¥	¥ 148,000	¥ 270,000
Directly-operated salons
Product Information
Number of salons				199	188	150
Franchise
Product Information
Number of salons				113	124	140